Equity Method Accounted Investees	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Equity Method Accounted Investees	Equity Method Accounted Investees
As of December 31, 2025 and 2024, Company’s equity method accounted investees are as follows:

			Ownership Percentage			Carrying Value
Investee	Principal Activity	Place of Incorporation	December 31, 2025	December 31, 2024		December 31, 2025		December 31, 2024
IFS TopCo LLC (1)	Distribution	United States	37.1%	37.1%		14,192		17,356
Coca-Cola FEMSA:
Joint ventures:
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	100.0%	50.0%		—		239
Fountain Agua Mineral, L.T.D.A.	Beverages	Brazil	50.0%	50.0%		962		818
Planta Nueva Ecología de Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	50.0%		1,247		1,392
Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)	Sugar production	Mexico	36.4%	36.4%		3,871		3,654
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)	Canned bottling	Mexico	26.5%	26.5%		210		195
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)	Recycling	Mexico	35.0%	35.0%		79		91
Jugos del Valle, S.A.P.I. de C.V.	Beverages	Mexico	28.2%	28.2%		3,793		3,466
Leao Alimentos e Bebidas, L.T.D.A.	Beverages	Brazil	25.1%	25.1%		268		212
Alimentos de Soja S.A.U.	Beverages	Argentina	10.7%	10.7%		26		48
Other investments in Coca-Cola FEMSA	Various	Various	Various	Various		132		118
Proximity Americas Division:
Joint ventures:
Raizen Conveniências	Proximity	Brazil	50.0%	50.0%		771		929
Other investments (1) (2)	Various	Various	Various	Various		175		179
					Ps.	25,726	Ps.	28,697

(1)Associate.
(2)Joint ventures.

Coca-Cola FEMSA's investments

During 2024 Coca-Cola FEMSA made capital contributions to Planta Nueva Ecología de Tabasco S.A. de C.V. for an amount of Ps. 320. There were no changes in the ownership percentage as a result of capital contributions made by the other shareholders.

During 2025 Coca-Cola FEMSA received dividends from Dispensadoras de Café, S.A.P.I. de C.V. for an amount of Ps. 23. As of December 31, 2025 Coca-Cola FEMSA acquired 100% ownership from Dispensadoras de Café, S.A.P.I. de C.V. This transaction did not qualify as a business combination, the net assets in the consolidated financial statements are of Ps. 22.

During 2023 Coca-Cola FEMSA received dividends from Promotora Mexicana de Embotelladores, S.A. de C.V. (“PIASA”) for an amount of Ps. 79.

During 2025 and 2024 Coca-Cola FEMSA made capital contributions to Jugos del Valle, S.A.P.I. de C.V. for an amount of Ps. 167, and Ps. 482. There were no changes in the ownership percentage.
During 2024 Coca-Cola FEMSA received dividends from Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) for an amount of Ps. 19.

During 2025 and 2023, Coca-Cola FEMSA recognized an impairment on its investment in Alimentos de Soja S.A.U. for an amount of Ps. 13 and Ps. 143, respectively, recognized in the South America segment.

For the years ended December 31, 2025, 2024 and 2023 the equity earnings recognized for associates of Coca-Cola FEMSA were Ps. 510, Ps. 294 and Ps. 25, respectively.
For the years ended December 31, 2025, 2024 and 2023 the equity earnings recognized for joint ventures of Coca-Cola FEMSA were Ps. 21, Ps. 12 and Ps. 190, respectively.

IFS TopCo LLC

On October 31, 2023, the Company entered into a definitive agreement with Brady Plus to create a new distribution platform for the facility cleaning, food disposables and packaging industries in the United States. The Company received Ps. 24,468 (U.S. $1.5 billion) in cash and maintains a 37.08% equity interest in the new combined entity IFS TopCo LLC.
In 2024 the Company completed the purchase price allocation and determined the fair value of this investment and goodwill as described below. The fair value of the investment derived from the transaction was Ps. 15,032 (U.S. $890 million) (see Note 4.3.2).

Reconciliation from the equity of the associate IFS TopCo LLC to the investment of the Company.

		December 31, 2025				December 31, 2024
Amounts in millions		Peso		U.S. dollars		Peso		U.S. dollars
Equity attributable to the equity interest in IFS TopCo		Ps.	33,614	$.	1,871	Ps.	41,564	$.	2,051
Economic ownership percentage	%		37.08%		37.08%		37.08%		37.08
Investment in IFS TopCo investment exclusive of goodwill		Ps.	12,465	$.	694	Ps.	15,413	$.	760
Goodwill allocated			1,727		96		1,943		96
IFS TopCo investment (1)		Ps.	14,192	$.	790	Ps.	17,356	$.	856

(1)IFS TopCo purchase price allocation was finalized during the twelve-month remeasurement period after the acquisition date.

For the year ended December 31, 2025, 2024 and 2023, the Company’s share of other comprehensive income from equity investees, net of taxes are as follows:

	2025		2024		2023
Items that may be reclassified to consolidated net income:
Valuation of the effective portion of derivative financial instruments	Ps.	—	Ps.	(32)	Ps.	(526)
Exchange differences on translating foreign operations		(55)		292		6,623
Total	Ps.	(55)	Ps.	260	Ps.	6,097
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability	Ps.	—	Ps.	—	Ps.	897

For the years ended December 31, 2025, 2024 and 2023 the equity earnings (loss) recognized for other associates were Ps. (2,029), Ps. (1,299), and Ps. (621), respectively.